Risk and Capital Management (Details 10) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets	R$ 2,384,618	R$ 2,170,219
Amortized cost	1,686,225	1,578,789
Interbank deposits	51,007	59,592
Securities purchased under agreements to resell	238,321	221,779
Loan and lease operations	910,590	909,422
At Fair Value through Other Comprehensive Income	130,039	126,748
At Fair Value through Profit or Loss	568,354	464,682
Derivatives	55,251	78,208
Other financial assets	127,699	109,909
Financial liabilities	2,001,691	1,836,690
Deposits	951,352	871,438
Securities sold under repurchase agreements	362,786	293,440
Interbank market debts	328,645	294,587
Derivatives	52,475	76,861
Structured notes	296	64
Other financial liabilities	181,788	166,651
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	2,279,326	2,095,802
Central Bank compulsory deposits	121,146	102,600
At Fair Value through Other Comprehensive Income	130,039	126,748
Financial liabilities	1,818,860	1,669,671
Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	1,765,529	1,592,163
Deposits	951,352	871,438
Securities sold under repurchase agreements	362,786	293,440
Interbank market debts	328,645	294,587
Institutional market debts	119,591	129,382
Premium bonds plans	3,155	3,316
Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [member]
IfrsStatementLineItems [Line Items]
At fair value through profit and loss	53,331	77,508
Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	52,475	76,861
Structured notes	296	64
Other financial liabilities	560	583
Difference asset/ liability	460,466	426,724
Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	1,580,933	1,504,372
Interbank deposits	51,000	59,586
Securities purchased under agreements to resell	238,308	221,776
Securities	259,889	210,988
Loan and lease operations	910,590	909,422
Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	511,752	385,099
At Fair Value through Profit or Loss	568,354	464,682
Derivatives	55,251	78,208
Other financial assets	1,351	1,375
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Deposits	817,050	737,633
Not later than one month [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	600,522	604,311
Central Bank compulsory deposits	121,146	102,600
At Fair Value through Other Comprehensive Income	24,844	35,573
Financial liabilities	698,247	651,532
Cumulative difference	R$ (97,725)	R$ (47,221)
Ratio of cumulative difference to total interest-bearing assets	(4.30%)	(2.30%)
Not later than one month [member] | Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 690,259	R$ 643,530
Deposits	347,884	360,548
Securities sold under repurchase agreements	326,025	264,284
Interbank market debts	15,099	12,918
Institutional market debts	805	5,379
Premium bonds plans	446	401
Not later than one month [member] | Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [member]
IfrsStatementLineItems [Line Items]
At fair value through profit and loss	7,988	8,002
Not later than one month [member] | Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	7,988	8,002
Difference asset/ liability	(97,725)	(47,221)
Not later than one month [member] | Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	506,280	464,682
Interbank deposits	28,178	40,782
Securities purchased under agreements to resell	207,697	177,458
Securities	16,384	15,933
Loan and lease operations	132,875	127,909
Not later than one month [member] | Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	59,071	81,484
At Fair Value through Profit or Loss	69,398	104,056
Derivatives	10,327	22,572
Later than one month and not later than six months [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	345,039	374,529
At Fair Value through Other Comprehensive Income	9,683	13,335
Financial liabilities	175,283	177,388
Cumulative difference	R$ 72,031	R$ 149,921
Ratio of cumulative difference to total interest-bearing assets	3.20%	7.20%
Later than one month and not later than six months [member] | Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 169,109	R$ 160,422
Deposits	78,985	75,395
Securities sold under repurchase agreements	1,180	5,698
Interbank market debts	83,409	67,034
Institutional market debts	5,325	11,800
Premium bonds plans	210	495
Later than one month and not later than six months [member] | Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [member]
IfrsStatementLineItems [Line Items]
At fair value through profit and loss	6,174	16,966
Later than one month and not later than six months [member] | Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	6,165	16,950
Structured notes		1
Other financial liabilities	9	15
Difference asset/ liability	169,756	197,142
Later than one month and not later than six months [member] | Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	307,520	314,608
Interbank deposits	5,608	8,207
Securities purchased under agreements to resell	30,530	44,221
Securities	37,026	18,962
Loan and lease operations	234,356	243,218
Later than one month and not later than six months [member] | Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	19,439	39,344
At Fair Value through Profit or Loss	27,836	46,586
Derivatives	8,357	7,215
Other financial assets	40	27
Later than six months and not later than one year [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	243,631	208,850
At Fair Value through Other Comprehensive Income	14,116	6,609
Financial liabilities	148,366	142,668
Cumulative difference	R$ 167,296	R$ 216,102
Ratio of cumulative difference to total interest-bearing assets	7.30%	10.30%
Later than six months and not later than one year [member] | Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 140,559	R$ 125,266
Deposits	53,949	62,860
Securities sold under repurchase agreements	4,200	816
Interbank market debts	77,263	57,476
Institutional market debts	5,123	3,552
Premium bonds plans	24	562
Later than six months and not later than one year [member] | Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [member]
IfrsStatementLineItems [Line Items]
At fair value through profit and loss	7,807	17,402
Later than six months and not later than one year [member] | Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	7,798	17,164
Structured notes	2	1
Other financial liabilities	7	237
Difference asset/ liability	95,265	66,181
Later than six months and not later than one year [member] | Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	174,806	167,135
Interbank deposits	10,071	7,683
Securities purchased under agreements to resell		47
Securities	28,335	26,633
Loan and lease operations	136,400	132,772
Later than six months and not later than one year [member] | Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	49,087	26,454
At Fair Value through Profit or Loss	54,709	35,106
Derivatives	5,613	8,362
Other financial assets	9	290
Later than one year and not later than five years [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	795,985	633,722
At Fair Value through Other Comprehensive Income	56,885	47,705
Financial liabilities	686,826	585,754
Cumulative difference	R$ 276,455	R$ 264,089
Ratio of cumulative difference to total interest-bearing assets	12.10%	12.60%
Later than one year and not later than five years [member] | Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 666,315	R$ 563,338
Deposits	467,682	360,225
Securities sold under repurchase agreements	13,250	16,223
Interbank market debts	142,023	148,390
Institutional market debts	40,885	36,642
Premium bonds plans	2,475	1,858
Later than one year and not later than five years [member] | Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [member]
IfrsStatementLineItems [Line Items]
At fair value through profit and loss	20,511	22,416
Later than one year and not later than five years [member] | Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	20,162	22,278
Structured notes	19	18
Other financial liabilities	330	120
Difference asset/ liability	109,159	47,987
Later than one year and not later than five years [member] | Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	428,529	391,697
Interbank deposits	7,121	2,800
Securities	131,917	107,431
Loan and lease operations	289,491	281,466
Later than one year and not later than five years [member] | Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	289,490	169,113
At Fair Value through Profit or Loss	310,571	194,320
Derivatives	20,484	24,834
Other financial assets	597	373
Later than five years [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	294,149	274,390
At Fair Value through Other Comprehensive Income	24,511	23,526
Financial liabilities	110,138	112,329
Cumulative difference	R$ 460,466	R$ 426,724
Ratio of cumulative difference to total interest-bearing assets	20.20%	20.40%
Later than five years [member] | Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 99,287	R$ 99,607
Deposits	2,852	12,410
Securities sold under repurchase agreements	18,131	6,419
Interbank market debts	10,851	8,769
Institutional market debts	67,453	72,009
Later than five years [member] | Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [member]
IfrsStatementLineItems [Line Items]
At fair value through profit and loss	10,851	12,722
Later than five years [member] | Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	10,362	12,467
Structured notes	275	44
Other financial liabilities	214	211
Difference asset/ liability	184,011	162,635
Later than five years [member] | Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	163,798	166,250
Interbank deposits	22	114
Securities purchased under agreements to resell	81	50
Securities	46,227	42,029
Loan and lease operations	117,468	124,057
Later than five years [member] | Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	94,665	68,704
At Fair Value through Profit or Loss	105,840	84,614
Derivatives	10,470	15,225
Other financial assets	R$ 705	R$ 685